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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MAN   AGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4992
Colonial Municipal Income Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	08/31/05

INVESTMENT PORTFOLIO

August 31, 2005 (Unaudited)	Colonial Municipal Income Trust

		Par ($)	Value ($)*
Municipal Bonds – 153.0%
EDUCATION – 7.6%
Education – 6.8%
CA Educational Facilities Authority
	Loyola Marymount University,
	Series 2001,
	Insured: MBIA
	(a) 10/01/14	1,250,000	879,725
CA Public Works Board
	UCLA,
	Series 2002 A,
	Insured: FSA
	5.375% 10/01/15	1,000,000	1,107,110
MA Development Finance Agency
	Western New England College,
	Series 2002,
	6.125% 12/01/32	200,000	215,948
MI Southfield Economic Development Corp.
	Lawrence University,
	Series 1998 A,
	5.400% 02/01/18	750,000	767,707
NC Capital Facilities Finance Authority
	Meredith College,
	Series 2001,
	Insured: AMBAC
	5.125% 06/01/15	1,000,000	1,079,900
PA Higher Education Facilities Authority
	Philadelphia University,
	Series 2004 A,
	5.125% 06/01/25	570,000	577,781
VT Educational & Health Buildings Finance Agency
	Norwich University,
	Series 1998,
	5.500% 07/01/21	1,000,000	1,035,340
WV Higher Education Policy Commission
	Series 2004 B,
	Insured: FGIC
	5.000% 04/01/34	4,745,000	5,026,568
WV University
	Series 2000 A,
	Insured: AMBAC
	(a) 04/01/25	750,000	311,355
Education Total			11,001,434
Prep School – 0.8%
CA Statewide Communities Development Authority
	Crossroads School of Arts & Sciences,
	Series 1998,
	6.000% 08/01/28(b)	1,070,000	1,121,949
MA Industrial Finance Agency
	St. John’s High School,
	Series 1998,

		Par ($)	Value ($)
Municipal Bonds – (continued)
EDUCATION – (continued)
Prep School – (continued)
	5.350% 06/01/28	200,000	205,062
Prep School Total			1,327,011
EDUCATION TOTAL			12,328,445
HEALTH CARE – 40.4%
Continuing Care Retirement – 13.2%
CA La Verne
	Brethren Hillcrest Homes,
	Series 2003 B,
	6.625% 02/15/25	525,000	583,595
CA Statewide Community Development Authority
	Eskaton Village - Grass Valley,
	Series 2000,
	8.250% 11/15/31(b)	745,000	855,215
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/35	1,100,000	1,103,861
CT Development Authority
	The Elim Park Baptist, Inc. Project,
	Series 2003,
	5.850% 12/01/33	430,000	460,874
FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,
	8.000% 06/01/32	500,000	553,665
FL Lee County Industrial Development Authority
	Shell Point Village Project,
	Series 1999 A,
	5.500% 11/15/29	400,000	409,884
GA Fulton County Residential Care Facilities Authority
	Canterbury Court Project,
	Series 2004 A,
	6.125% 02/15/26	500,000	512,245
GA Savannah Economic Development Authority
	Marshes of Skidaway,
	Series 2003 A,
	7.400% 01/01/34	350,000	374,126
IL Health Facilities Authority
	Lutheran Senior Ministries,
	Series 2001,
	7.375% 08/15/31	650,000	697,034
	Washington & Jane Smith Community,
	Series 2003 A,
	7.000% 11/15/32	525,000	557,560

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
KS Manhattan
	Meadowlark Hills Retirement Home,
	Series 1999 A,
	6.375% 05/15/20	250,000	260,005
MA Boston Industrial Development Financing Authority
	Springhouse, Inc.,
	Series 1998,
	5.875% 07/01/20	235,000	239,872
MA Development Finance Agency
	Loomis Communities:
	Series 1999 A,
	5.625% 07/01/15	250,000	255,115
	Series 2002 A,
	6.900% 03/01/32	125,000	136,963
MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,
	Series 2004 A,
	6.250% 05/01/34	500,000	524,250
MO Cole County Industrial Development Authority
	Lutheran Senior Services Heisinger Project,
	Series 2004,
	5.500% 02/01/35	750,000	793,687
NC Medical Care Commission
	United Methodist Retirement Home, Inc.
	Series 2005 C,
	5.250% 10/01/24(c)	500,000	505,800
NH Higher Educational & Health Facilities Authority
	Rivermead at Peterborough,
	Series 1998,
	5.750% 07/01/28	1,100,000	1,110,516
NJ Economic Development Authority
	Seabrook Village, Inc.,
	Series 2000 A,
	8.250% 11/15/30	700,000	781,634
	Lions Gate,
	Series 2005 A,
	5.750% 01/01/25	400,000	413,556
	5.875% 01/01/37	300,000	308,598
	Winchester Gardens,
	Series 2004 A,
	5.750% 11/01/24	500,000	534,855
PA Chartiers Valley Industrial & Commercial Development Authority
	Asbury Health Center,
	Series 1999,
	6.375% 12/01/24	1,000,000	1,030,360

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	Friendship Village of South Hills,
	Series 2003 A,
	5.750% 08/15/20	1,000,000	1,034,750
PA Delaware County Authority
	Dunwoody Village,
	Series 2003 A,
	5.375% 04/01/17	400,000	427,292
PA Lancaster Industrial Development Authority
	Garden Spot Village,
	Series 2000 A,
	7.625% 05/01/31	325,000	354,413
PA Montgomery County Industrial Development Authority
	Whitemarsh Continuing Care Retirement Community,
	Series 2005,
	6.250% 02/01/35	600,000	633,864
TN Johnson City Health & Educational Facilities Authority
	Appalachian Christian Village Project,
	Series 2004 A,
	6.250% 02/15/32	250,000	255,500
TN Metropolitan Government Nashville & Davidson County
	Blakeford at Green Hills,
	Series 1998,
	5.650% 07/01/24	575,000	576,156
TN Shelby County Health, Educational & Housing Facilities Board
	Germantown Village,
	Series 2003 A,
	7.250% 12/01/34	300,000	324,924
TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Center:
	Series 1998 A,
	5.900% 11/15/25	750,000	753,375
	Series 2003 A,
	7.000% 11/15/33	200,000	214,308
TX Houston Health Facilities Development Corp.
	Buckingham Senior Living Community, Inc.,
	Series 2004 A,
	7.000% 02/15/26	500,000	540,025
WI Health & Educational Facilities Authority
	Attic Angel Obligated Group,
	Series 1998,
	5.750% 11/15/27	875,000	880,924
	Clement Manor,
	Series 1998,
	5.750% 08/15/24	1,000,000	1,005,140

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
	Eastcastle Place, Inc.,
	Series 2004,
	6.125% 12/01/34	300,000	302,385
	Three Pillars Senior Living Communities,
	Series 2003,
	5.750% 08/15/26	500,000	523,015
	United Lutheran Program for the Aging,
	Series 1998,
	5.700% 03/01/28	750,000	753,712
Continuing Care Retirement Total			21,583,053
Health Services – 2.7%
CO Health Facilities Authority
	National Jewish Medical & Research Center,
	Series 1998:
	5.375% 01/01/16	1,500,000	1,536,990
	5.375% 01/01/23	340,000	345,814
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.650% 02/01/19	620,000	641,861
MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,
	9.000% 12/15/15	750,000	927,083
MN Minneapolis & St. Paul Housing & Redevelopment Authority
	Healthpartners Project,
	Series 2003,
	5.625% 12/01/22	200,000	217,214
WI Health & Educational Facilities Authority
	Blood Center Southeastern Project,
	Series 2004,
	5.750% 06/01/34	750,000	807,465
Health Services Total			4,476,427
Hospitals – 16.9%
AR Conway Health Facilities Board
	Conway Regional Medical Center:
	Series 1999 A,
	6.400% 08/01/29	350,000	378,868
	Series 1999 B,
	6.400% 08/01/29	850,000	920,108
AR Washington County
	Washington Regional Medical Center,
	Series 2005 B,
	5.000% 02/01/30	600,000	608,982
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2004,
	5.625% 07/01/29	750,000	799,072

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
CA Turlock
	Emanuel Medical Center, Inc.,
	Series 2004,
	5.375% 10/15/34	1,000,000	1,047,360
CO Health Facilities Authority
	Parkview Medical Center,
	Series 2004,
	5.000% 09/01/25	550,000	565,697
	Vail Valley Medical Center Project,
	Series 2004,
	5.000% 01/15/20	500,000	522,420
FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Series 2002,
	5.750% 12/01/32	150,000	161,670
FL South Lake County Hospital District
	South Lake Hospital, Inc.,
	Series 2003,
	6.375% 10/01/34	250,000	271,508
FL West Orange Healthcare District
	Series 2001 A,
	5.650% 02/01/22	400,000	425,896
GA Coffee County Hospital Authority
	Coffee Regional Medical Center, Inc.,
	Series 2004,
	5.000% 12/01/26	350,000	361,291
IL Health Facilities Authority
	Thorek Hospital & Medical Center,
	Series 1998,
	5.375% 08/15/28	500,000	514,645
IL Southwestern Development Authority
	Anderson Hospital,
	Series 1999:
	5.375% 08/15/15	500,000	521,590
	5.500% 08/15/20	550,000	572,500
IN Health Facility Financing Authority
	Community Foundation of Northwest Indiana, Inc.,
	Series 2004 A,
	6.000% 03/01/34	425,000	456,901
LA Public Facilities Authority
	Touro Infirmary:
	Series 1999 A,
	5.625% 08/15/29	525,000	541,784
	Series 1999,
	5.500% 08/15/19	250,000	251,175
MA Health & Educational Facilities Authority
	Jordan Hospital,
	Series 2003 E,
	6.750% 10/01/33	250,000	277,383

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	Milford – Whitinsville Regional Hospital:
	Series 1998 C,
	5.250% 07/15/18	500,000	507,040
	Series 2002 D,
	6.350% 07/15/32	250,000	268,893
MD Health & Higher Educational Facilities Authority
	Adventist Healthcare,
	Series 2003 A:
	5.000% 01/01/16	365,000	380,118
	5.750% 01/01/25	400,000	433,012
MI Dickinson County
	Series 1999,
	5.700% 11/01/18	770,000	794,963
MI Flint Hospital Building Authority
	Hurley Medical Center,
	Series 1998 A,
	5.375% 07/01/20	460,000	467,489
MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 2001 A,
	5.700% 11/01/15	2,000,000	2,079,900
NH Higher Educational & Health Facilities Authority
	Catholic Medical Center,
	Series 2002,
	6.125% 07/01/32	200,000	215,684
	Littleton Hospital Association, Inc.:
	Series 1998 A:
	5.900% 05/01/18	500,000	517,395
	6.000% 05/01/28	625,000	638,894
	Series 1998 B,
	5.900% 05/01/28	675,000	687,258
NJ Health Care Facilities
	Capital Health Systems, Inc.,
	Series 2003 A,
	5.750% 07/01/23	500,000	544,285
NV Henderson
	Catholic Healthcare West,
	Series 1998,
	5.375% 07/01/26	500,000	514,880
NY Dormitory Authority
	Mount Sinai Hospital, NYU Hospitals Center, and Hospital for Joint Diseases Orthopedic Institute,
	Series 2000:

	5.500% 07/01/26	175,000	178,635
	5.500% 07/01/26	575,000	586,971

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	North Shore – Long Island Jewish Medical Center,
	Series 2003,
	5.500% 05/01/33	200,000	213,864
OH Highland County Joint Township Hospital District
	Series 1999,
	6.750% 12/01/29	705,000	726,256
OH Lakewood
	Lakewood Hospital Association,
	Series 2003,
	5.500% 02/15/14	400,000	435,464
OH Miami County Hospital Facilities Authority
	Upper Valley Medical Center, Inc.,
	Series 1996 A,
	6.250% 05/15/16	665,000	688,002
OH Sandusky County
	County Memorial Hospital,
	Series 1998,
	5.150% 01/01/08	270,000	274,968
PA Allegheny County Hospital Development Authority
	Ohio Valley General Hospital,
	Series 1998 A,
	5.450% 01/01/28	1,050,000	1,073,793
SC Jobs Economic Development Authority
	Bon Secours Health Systems, Inc.,
	Series 2002 A,
	5.500% 11/15/23	1,250,000	1,331,650
SC Lexington County Health Services District
	Lexington Medical Center, Refunding,
	Series 2003,
	5.500% 11/01/23	750,000	804,442
SD Health & Educational Facilities Authority
	Sioux Valley Hospital & Health System,
	Series 2004 A,
	5.250% 11/01/34	525,000	554,116
TX Tyler Health Facilities Development Corp.
	Mother Frances Hospital,
	Series 2001,
	6.000% 07/01/31	750,000	803,197
VA Prince William County Industrial Development Authority
	Potomac Hospital Corp.,
	Series 2003,
	5.200% 10/01/30	350,000	368,743

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
VT Educational & Health Buildings Finance Agency
	Brattleboro Memorial Hospital,
	Series 1998,
	5.375% 03/01/28	500,000	502,900
WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,
	6.400% 04/15/33	350,000	390,621
	Fort Healthcare, Inc. Project,
	Series 2004,
	6.100% 05/01/34	750,000	816,855
	Wheaton Franciscan Services,
	Series 2002,
	5.750% 08/15/30	450,000	485,888
Hospitals Total			27,485,026
Intermediate Care Facilities – 0.6%
IN Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,
	7.125% 06/01/34	1,045,000	984,557
Intermediate Care Facilities Total			984,557
Nursing Homes – 7.0%
AK Juneau
	St. Ann’s Care Center, Inc.,
	Series 1999,
	6.875% 12/01/25	1,000,000	986,170
CO Health Facilities Authority
	American Housing Foundation I, Inc.,
	Series 2003 A,
	8.500% 12/01/31	540,000	570,829
	Volunteers of America Care Facilities:
	Series 1998 A:
	5.450% 07/01/08	145,000	145,892
	5.750% 07/01/20	700,000	723,506
	Series 1999 A,
	6.000% 07/01/29	350,000	360,262
IA Finance Authority
	Care Initiatives Project:
	Series 1996,
	9.250% 07/01/25	960,000	1,164,470
	Series 1998 B:
	5.750% 07/01/18	550,000	552,019
	5.750% 07/01/28	1,475,000	1,395,851
IN Gary
	West Side Health Care Center,
	Series 1987 A,
	11.500% 10/01/17(d)	2,230,000	669,000

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
IN Michigan City Health Facilities Authority
	Metro Health Foundation, Inc. Project,
	Series 1993,
	11.000% 11/01/22(e)	3,346,355	335
KY Kentucky Economic Development Finance Authority
	Series 2003,
	6.500% 01/01/29	395,000	403,402
MA Development Finance Agency
	Alliance Health Care Facilities,
	Series 1999 A,
	7.100% 07/01/32	1,120,000	1,143,206
	Woodlawn Manor, Inc.:
	Series 2000 A,
	7.750% 12/01/27	364,000	200,306
	Series 2000 B,
	10.250% 06/01/27(d)	113,186	5,659
MA Industrial Finance Agency
	GF/Massachusetts, Inc.,
	Series 1994 A,
	8.300% 07/01/23	855,000	859,531
MI Cheboygan County Economic Development Corp.
	Metro Health Foundation Project,
	Series 1993,
	11.000% 11/01/22(e)	1,814,584	181
MN Carlton
	Inter-Faith Social Services, Inc.,
	Series 2000,
	7.500% 04/01/19	250,000	267,038
MN Sartell
	Foundation for Healthcare,
	Series 1999 A,
	6.625% 09/01/29	1,025,000	1,063,632
TX Kirbyville Health Facilities Development Corp.
	Heartway III Project,
	Series 1997 A,
	10.000% 03/20/18(d)	539,215	161,818
WA Kitsap County Consolidated Housing Authority
	Martha & Mary Health Services,
	Series 1996,
	Insured: GNMA
	7.100% 02/20/36	643,000	687,271
Nursing Homes Total			11,360,378
HEALTH CARE TOTAL			65,889,441

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – 14.1%
Assisted Living / Senior – 4.7%
DE Kent County
	Heritage at Dover,
	Series 1999, AMT,
	7.625% 01/01/30	1,195,000	1,110,406
GA Columbus Housing Authority
	The Gardens at Calvary,
	Series 1999,
	7.000% 11/15/19	490,000	477,535
IL Development Finance Authority
	Care Institute, Inc.,
	Series 1995,
	8.250% 06/01/25	1,380,000	1,427,941
MN Roseville
	Care Institute, Inc.,
	Series 1993,
	7.750% 11/01/23	1,630,000	1,141,000
NC Medical Care Commission
	DePaul Community Facilities,
	Series 1999,
	7.625% 11/01/29	975,000	1,022,804
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A:
	5.875% 05/01/19	420,000	422,020
	6.000% 05/01/29	650,000	652,334
TX Bell County Health Facility Development Corp.
	Care Institute, Inc.,
	Series 1994,
	9.000% 11/01/24	1,390,000	1,349,245
Assisted Living / Senior Total			7,603,285
Multi - Family – 7.8%
DC Housing Finance Agency
	Henson Ridge,
	Series 2004 E, AMT,
	Insured: FHA
	5.100% 06/01/37	655,000	676,962
DE Wilmington
	Electra Arms Senior Association Project,
	Series 1998, AMT,
	6.250% 06/01/28	910,000	790,189
FL Broward County Housing Finance Authority
	Chaves Lake Apartment Project,
	Series 2000 A, AMT,
	7.500% 07/01/40	500,000	506,690
FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,
	7.450% 07/01/40	500,000	508,180

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi - Family – (continued)
MA Housing Finance Agency
	Series 2004 A, AMT,
	Inusred: FSA
	5.250% 07/01/25	2,000,000	2,076,560
	Series 2005 B,
	5.000% 06/01/30	500,000	518,985
	Series 2005 E, AMT,
	5.000% 12/01/28	500,000	509,985
MN Washington County Housing & Redevelopment Authority
	Cottages of Aspen,
	Series 1992, AMT,
	9.250% 06/01/22	960,000	980,774
MN White Bear Lake
	Birch Lake Townhome Project:
	Series 1989 A, AMT,
	10.250% 07/15/19	1,770,000	1,681,500
	Series 1989 B, AMT,
	(a) 07/15/19	624,000	185,291
NC Medical Care Commission
	ARC Projects,
	Series 2004 A,
	5.800% 10/01/34	400,000	416,112
NM Mortgage Finance Authority
	Series 2005 E, AMT,
	Inusred: FHA
	4.800% 09/01/40	1,000,000	1,000,180
Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,
	9.750% 12/01/16(f)	455,481	452,557
TN Chattanooga Health, Educational & Housing Facility Board
	CDFI Phase I LLC,
	Series 2005 B,
	6.000% 10/01/35	250,000	253,000
TN Franklin Industrial Development Board
	Landings Apartment Project,
	Series 1996 B,
	8.750% 04/01/27	690,000	706,960
TX Affordable Housing Corp.
	NHT/GTEX Project,
	Series 2001 C,
	10.000% 10/01/31(b)(d)(g)	685,000	6,850
TX El Paso County Housing Finance Corp.
	American Village Communities:
	Series 2000 C,
	8.000% 12/01/32	300,000	311,097
	Series 2000 D,
	10.000% 12/01/32	300,000	313,200

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi – Family – (continued)
VA Alexandria Redevelopment & Housing Authority
	Courthouse Commons Apartments,
	Series 1990 A, AMT,
	10.000% 01/01/21	1,000,000	814,320
Multi - Family Total			12,709,392
Single - Family – 1.6%
KY Kentucky Counties
	Series 1987 A, AMT,
	Insured: MBIA
	9.000% 09/01/16	15,000	15,042
MA Housing Finance Agency
	Series 2005 118, AMT,
	4.850% 12/01/35	1,160,000	1,168,515
ME Housing Authority
	Series 2005 D-2, AMT,
	4.800% 11/15/36	500,000	502,665
WI Housing & Economic Development Authority
	Series 2005 C, AMT,
	4.875% 03/01/36	1,000,000	1,006,660
Single - Family Total			2,692,882
HOUSING TOTAL			23,005,559
INDUSTRIALS – 7.9%
Food Products – 2.2%
GA Cartersville Development Authority
	Anheuser Busch Project, Inc.,
	Series 2002, AMT,
	5.950% 02/01/32	1,000,000	1,076,710
LA Port of New Orleans
	Continental Grain Co.,
	Series 1993,
	7.500% 07/01/13	1,000,000	1,000,800
LA Southern Louisiana Port Commission
	Cargill, Inc. Project,
	Series 1997,
	5.850% 04/01/17	500,000	519,470
MI Strategic Fund
	Imperial Holly Corp.,
	Sebewaing Project,
	Series 1998 A,
	6.250% 11/01/15	1,000,000	1,009,670
	Food Products Total		3,606,650
Forest Products & Paper – 2.4%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,
	6.375% 12/01/24	400,000	440,464

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
AL Courtland Industrial Development Board
	Champion International Corp.,
	Series 1999, AMT,
	6.000% 08/01/29	1,000,000	1,039,390
AL Phenix City Industrial Development Board
	Meadwestvaco Corp.,
	Series 2002 A, AMT,
	6.350% 05/15/35	400,000	434,008
GA Rockdale County Development Authority
	Visy Paper, Inc.,
	Series 1993, AMT,
	7.500% 01/01/26	800,000	806,792
MS Lowndes County
	Weyerhaeuser Co. Project,
	Series 1992 B,
	6.700% 04/01/22	595,000	731,523
VA Bedford County Industrial Development Authority
	Nekoosa Packaging Corp.,
	Series 1998, AMT,
	5.600% 12/01/25	400,000	404,120
Forest Products & Paper Total			3,856,297
Manufacturing – 1.0%
IL Will-Kankakee Regional Development Authority
	Flanders Corp., Precisionaire Project,
	Series 1997, AMT,
	6.500% 12/15/17	785,000	802,246
TX Trinity River Authority
	Texas Instruments Project,
	Series 1996, AMT,
	6.200% 03/01/20	750,000	772,043
Manufacturing Total			1,574,289
Metals & Mining – 0.3%
NV Department of Business & Industry
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	8.000% 09/01/14(f)	222,097	227,996
VA Greensville County Industrial Development Authority
	Wheeling-Pittsburgh Steel Corp.,
	Series 1999 A, AMT,
	7.000% 04/01/14	345,000	335,681
Metals & Mining Total			563,677

		Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – 2.0%
NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,
	6.050% 09/15/34	115,000	123,309
TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,
	8.000% 04/01/28	375,000	428,411
VI Government
	Hovensa LLC,
	Series 2002, AMT,
	6.500% 07/01/21	250,000	285,275
VI Public Finance Authority
	Hovensa LLC,
	Series 2004, AMT,
	5.875% 07/01/22	400,000	435,440
	Series 2003, AMT,
	6.125% 07/01/22	425,000	469,723
WA Pierce County Economic Development Corp.
	Occidental Petroleum Co.,
	Series 1993, AMT,
	5.800% 09/01/29	1,500,000	1,500,000
Oil & Gas Total			3,242,158
INDUSTRIALS TOTAL			12,843,071
OTHER – 11.2%
Other – 0.5%
NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,
	(a) 06/01/08	1,000,000	877,580
Other Total			877,580
Pool / Bond Bank – 0.4%
MI Municipal Bond Authority
	Local Government Loan Project,
	Series 2001 A,
	Insured: AMBAC
	5.375% 11/01/17	550,000	607,690
Pool / Bond Bank Total			607,690
Refunded / Escrowed (h) – 8.1%
CA Golden State Tobacco Securitization Corp.
	Series 2003 B,
	Pre-refunded 06/10/13,
	5.500% 06/01/43	500,000	567,445

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed – (continued)
CO E-470 Public Highway Authority
	Series 2000 B,
	Pre-refunded 09/01/10,
	(a) 09/01/35	8,750,000	1,116,150
CT Development Authority
	New Haven Residuals LP,
	Series 1996, AMT,
	Escrowed to Maturity,
	8.250% 12/01/06	410,000	427,171
FL Northern Palm Beach County Improvement District
	Series 1999,
	Pre-refunded 08/01/09,
	Insured: MBIA
	5.900% 08/01/19	500,000	555,485
GA Forsyth County Hospital Authority
	Georgia Baptist Health Care System,
	Series 1998,
	Escrowed to Maturity,
	6.000% 10/01/08	620,000	646,449
ID Health Facilities Authority
	IHC Hospitals, Inc.,
	Series 1992,
	Escrowed to Maturity,
	6.650% 02/15/21	2,750,000	3,619,330
IL Health Facilities Authority
	Swedish American Hospital,
	Series 2000,
	Pre-refunded 05/15/10,
	6.875% 11/15/30	500,000	575,950
IL Metropolitan Pier & Exposition Authority
	McCormick Place Expansion Project,
	Series 1993 A,
	Escrowed to Maturity,
	Insured: FGIC
	(a) 06/15/14	1,010,000	715,686
IL University of Illinois
	Series 2001 A,
	Pre-refunded 08/15/11,
	Insured: AMBAC
	5.500% 08/15/17	600,000	670,488
NC Lincoln County
	Lincoln County Hospital,
	Series 1991,
	Escrowed to Maturity
	9.000% 05/01/07	140,000	148,856
PA Delaware County Authority
	Mercy Health Corp.,
	Pre-refunded 12/15/08,
	Series 1996:
	6.000% 12/15/16	1,400,000	1,472,436
	6.000% 12/15/26	500,000	524,240

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed – (continued)
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	80,000	101,996
TN Shelby County Health, Educational & Housing Facilities Board
	Open Arms Development Centers:
	Series 1992 A,
	Pre-refunded 08/01/07,

	9.750% 08/01/19	435,000	503,956
	Series 1992 C,
	Pre-refunded 08/01/07,

	9.750% 08/01/19	440,000	509,749
TX Board of Regents
	University of Texas,
	Escrowed to Maturity,
	Series 2001 B,
	5.375% 08/15/18	350,000	388,973
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 2000,
	Pre-refunded 09/01/10,
	6.750% 09/01/30	605,000	706,319
Refunded / Escrowed Total			13,250,679
Tobacco – 2.2%
CA Golden State Tobacco Securitization Corp.
	Series 2003 A-1,
	6.250% 06/01/33	1,600,000	1,785,792
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	6.750% 06/01/39	1,000,000	1,166,400
WA Tobacco Settlement Authority
	Series 2002,
	6.625% 06/01/32	500,000	560,835
Tobacco Total			3,513,027
OTHER TOTAL			18,248,976
OTHER REVENUE – 5.8%
Hotels – 1.9%
NJ Middlesex County Improvement Authority
	Heldrich Associates LLC,
	Series 2005 B,
	6.250% 01/01/37	1,000,000	1,007,940

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Hotels – (continued)
PA Philadelphia Authority for Industrial Development
	Doubletree Project,
	Series 1997 A,
	6.500% 10/01/27	2,000,000	2,071,840
Hotels Total			3,079,780
Recreation – 2.4%
CA Agua Caliente Band of Cahuilla Indians

	Series 2003,
	5.600% 07/01/13	775,000	790,431
CA Cabazon Band Mission Indians
	Series 2004:
	8.375% 10/01/15(f)	220,000	227,986
	8.750% 10/01/19(f)	780,000	808,618
CT Mashantucket Western Pequot Tribe
	Series 1999 B,
	(a) 09/01/18(f)	1,100,000	570,845
CT Mohegan Tribe Gaming Authority
	Series 2001,
	6.250% 01/01/31(f)	200,000	216,864
FL Capital Trust Agency
	Seminole Tribe Convention Center,
	Series 2002 A,
	10.000% 10/01/33(f)	900,000	990,900
NM Red River Sports Facility
	Red River Ski Area Project,
	Series 1998,
	6.450% 06/01/07	350,000	352,863
Recreation Total			3,958,507
Retail – 1.5%
LA Beauregard Parish
	Boise Cascade Corp.,
	Series 2002,
	6.800% 02/01/27	1,000,000	1,085,260
NY New York City Industrial Development Agency
	IAC/Interactive Corp.,
	Series 2005,
	5.000% 09/01/35	750,000	768,450
OH Lake County
	North Madison Properties,
	Series 1993,
	8.819% 09/01/11	590,000	591,811
Retail Total			2,445,521
OTHER REVENUE TOTAL			9,483,808

		Par ($)	Value ($)
Municipal Bonds – (continued)
RESOURCE RECOVERY – 2.2%
Disposal – 0.9%
CA Pollution Control Financing Authority
	Republic Services,
	Series 2002 C, AMT,
	5.250% 06/01/23	500,000	539,880
MA Industrial Finance Agency
	Peabody Monofill Associates, Inc.,
	Series 1994,
	9.000% 09/01/05	220,000	220,000
UT Carbon County
	Laidlaw Environmental:
	Series 1995 A, AMT,
	7.500% 02/01/10	250,000	256,452
	Series 1997 A, AMT,
	7.450% 07/01/17	500,000	524,510
Disposal Total			1,540,842
Resource Recovery – 1.3%
MA Industrial Finance Agency
	Ogden Haverhill Associates,
	Series 1998 A, AMT,
	5.500% 12/01/13	1,000,000	1,026,140
PA Delaware County Industrial Development Authority
	American REF-Fuel Co.,
	Series 1997 A,
	6.200% 07/01/19	1,000,000	1,040,810
Resource Recovery Total			2,066,950
RESOURCE RECOVERY TOTAL			3,607,792
TAX - BACKED – 29.1%
Local Appropriated – 1.4%
CA Compton
	Civic Center & Capital Improvements,
	Series 1997 A,
	5.500% 09/01/15	1,000,000	1,043,820
SC Dorchester County School District No.2
	Series 2004,
	5.250% 12/01/29	500,000	526,535
SC Laurens County School District No. 55
	Series 2005,
	5.250% 12/01/30	700,000	727,510
Local Appropriated Total			2,297,865
Local General Obligations – 11.1%
CA East Side Union High School District
	Series 2003 B,
	Insured: MBIA
	5.100% 02/01/20	750,000	851,175

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
CA Fresno Unified School District
	Series 2002 A,
	Insured: MBIA
	6.000% 02/01/18	1,245,000	1,511,318
CA Los Angeles Unified School District
	Series 2002 E,
	Insured: MBIA
	5.750% 07/01/16	600,000	710,106
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA
	5.900% 08/01/25	1,000,000	1,227,020
LA New Orleans
	Series 1991,
	Insured: AMBAC
	(a) 09/01/15	4,000,000	2,616,480
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/24(c)	1,000,000	1,137,440
NY New York City
	Series 1998 H,
	Insured: MBIA
	5.125% 08/01/25	5,000,000	5,279,900
TX Dallas County Flood Control District
	Series 2002,
	7.250% 04/01/32	750,000	784,935
TX Irving Independent School District
	Series 1997 A:
	Insured: PSFG
	(a) 02/15/15	1,500,000	1,021,950
	(a) 02/15/16	1,000,000	648,460
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(a) 12/01/18	4,000,000	2,264,600
Local General Obligations Total			18,053,384
Special Non - Property Tax – 6.4%
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: FSA
	(a) 09/01/18	1,015,000	584,549
IL Metropolitan Pier & Exposition Authority
	McCormick Place Expansion Project:
	Series 1994 A,
	Insured: MBIA

	(a) 06/15/15	3,000,000	2,026,110

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Non - Property Tax – (continued)
	Series 1996 A,
	Insured: MBIA

	(a) 12/15/13	5,000,000	3,619,550
	Series 2002 A,
	Insured: FGIC

	(a) 06/15/14	3,990,000	2,819,533
KS Wyandotte County Unified Government
	Series 2005,
	5.000% 12/01/20	225,000	231,532
NJ Economic Development Authority
	Cigarette Tax,
	Series 2004:
	5.500% 06/15/31	120,000	126,837
	5.750% 06/15/29	500,000	540,020
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2003 AA,
	Insured: MBIA
	5.500% 07/01/18	375,000	441,765
Special Non - Property Tax Total			10,389,896
Special Property Tax – 8.7%
CA Huntington Beach Community Facilities District
	Grand Coast Resort,
	Series 2001-1,
	6.450% 09/01/31	500,000	527,390
CA Lincoln Community Facilities District No. 2003-1
	Series 2004,
	5.550% 09/01/18	500,000	532,330
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	1,125,000	1,154,509
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 1999 A,
	6.500% 08/15/21	1,000,000	1,142,130
CA Orange County Improvement Bond Act 1915
	Phase IV, No. 01-1-B,
	Series 2003,
	5.750% 09/02/33	500,000	515,980
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	6.000% 09/01/33	300,000	314,721

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Property Tax – (continued)
CA Temecula Valley Unified School District No. 1
	Series 2003,
	6.125% 09/01/33	355,000	367,521
CA Yorba Linda Redevelopment Agency
	Series 1998 A,
	Insured: MBIA
	(a) 09/01/24	1,325,000	563,602
FL Celebration Community Development District
	Series 2003 A,
	6.400% 05/01/34	740,000	792,259
FL Colonial Country Club Community Development District
	Series 2003,
	6.400% 05/01/33	490,000	524,604
FL Double Branch Community Development District
	Series 2002 A,
	6.700% 05/01/34	495,000	540,822
FL Heritage Palms Community Development District
	Series 1999 A,
	6.250% 11/01/07	145,000	145,251
FL Islands at Doral Southwest Community Development District
	Series 2003,
	6.375% 05/01/35	250,000	267,095
FL Lexington Oaks Community Development District
	Series 1998 A,
	6.125% 05/01/19	685,000	696,700
FL Orlando
	Conroy Road Interchange Project,
	Series 1998 A:
	5.500% 05/01/10	105,000	108,426
	5.800% 05/01/26	300,000	308,079
FL Seven Oaks Community Development District
	Series 2004 B,
	5.000% 05/01/09	995,000	1,002,323
FL Stoneybrook Community Development District
	Series 1998 A,
	6.100% 05/01/19	230,000	233,984
	Series 1998 B,
	5.700% 05/01/08	25,000	25,329
FL Westchester Community Development District
	Series 2003,
	6.125% 05/01/35	275,000	289,481

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Property Tax – (continued)
GA Atlanta
	Eastside Project,
	Series 2005 B,
	5.400% 01/01/20	500,000	505,555
IL Chicago
	Pilsen Redevelopment,
	Series 2004 B,
	6.750% 06/01/22	310,000	327,453
IL Lincolnshire Special Services Area No. 1
	Sedgebrook Project,
	Series 2004,
	6.250% 03/01/34	250,000	265,955
IL Plano Special Service Area No. 4 Special Tax
	Series 2005 5-B,
	6.000% 03/01/35	1,500,000	1,509,870
MI Pontiac Finance Authority
	Development Area No. 3,
	Series 2002,
	6.375% 06/01/31	450,000	487,318
MI Taylor Tax Increment Finance Authority
	Series 2001,
	Insured: FSA
	5.375% 05/01/17	1,000,000	1,097,190
Special Property Tax Total			14,245,877
State Appropriated – 1.3%
MI Building Authority
	Series 2001 I,
	5.000% 10/15/24	1,000,000	1,070,600
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	6.000% 08/01/26	820,000	1,007,132
State Appropriated Total			2,077,732
State General Obligations – 0.2%
CA State
	Series 2003,
	5.250% 02/01/23	380,000	433,493
State General Obligations Total			433,493
TAX - BACKED TOTAL			47,498,247
TRANSPORTATION – 14.2%
Air Transportation – 4.2%
CA Los Angeles Regional Airport
	LAXfuel Corp.,
	Series 2001, AMT,
	Insured: AMBAC
	5.250% 01/01/23	500,000	521,555

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
CO Denver City & County Airport
	United Air Lines, Inc.,
	Series 1992 A, AMT
	6.875% 10/01/32(e)	645,000	589,291
FL Capital Trust Agency
	Air Cargo Orlando Project,
	Series 2003, AMT,
	6.750% 01/01/32	350,000	352,691
IN Indianapolis Airport Authority
	Fed Ex Corp.,
	Series 2004, AMT,
	5.100% 01/15/17	500,000	528,915
MN Minneapolis & St. Paul Metropolitan Airports Commission
	Northwest Airlines, Inc.:
	Series 2001 A, AMT,
	7.000% 04/01/25	800,000	716,720
	Series 2005, AMT,
	7.375% 04/01/25	250,000	238,035
NC Charlotte Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,
	5.600% 07/01/27(i)	250,000	161,678
	Series 2000, AMT,
	7.750% 02/01/28(i)	500,000	364,295
NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 2003, AMT,
	9.000% 06/01/33	1,250,000	1,375,400
NY New York City Industrial Development Authority
	JFK International Airport Project,
	American Airlines, Inc.,
	Series 2002 B, AMT,
	8.500% 08/01/28	500,000	482,575
PA Philadelphia Authority for Industrial Development
	Aero Philadelphia,
	Series 1999, AMT,
	5.250% 01/01/09	250,000	251,720
TX Dallas Fort Worth International Airport
	American Airlines, Inc.,
	Series 2000 A, AMT,
	9.000% 05/01/29	750,000	770,850
TX Houston Industrial Development Corp.
	United Parcel Services,
	Series 2002, AMT,
	6.000% 03/01/23	525,000	551,229
Air Transportation Total			6,904,954

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Airports – 2.1%
GA Augusta Airport
	Series 2005 B,
	5.350% 01/01/28	215,000	220,220
TX Dallas Fort Worth International Airport
	Series 2004 B, AMT,
	Insured: FSA
	5.000% 11/01/25	3,000,000	3,129,810
Airports Total			3,350,030
Toll Facilities – 3.0%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA
	(a) 01/15/15	3,000,000	2,066,310
CO E-470 Public Highway Authority
	Series 2000 B,
	Insured: MBIA
	(a) 09/01/18	3,000,000	1,721,160
CO Northwest Parkway Public Highway Authority
	Series 2001 D,
	7.125% 06/15/41	1,000,000	1,082,150
Toll Facilities Total			4,869,620
Transportation – 4.9%
NV Department of Business & Industry
	Las Vegas Monorail Project,
	Series 2000,
	7.375% 01/01/40	750,000	787,935
NY Port Authority of New York & New Jersey
	Series 2004, AMT,
	Insured: FSA
	5.125% 07/15/30(j)	6,790,000	7,281,664
Transportation Total			8,069,599
TRANSPORTATION TOTAL			23,194,203
UTILITIES – 20.5%
Independent Power Producers – 2.6%
MI Midland County Economic Development Corp.
	Series 2000 A, AMT,
	6.875% 07/23/09	1,000,000	1,048,250
NY Port Authority of New York & New Jersey
	KIAC Partners,
	Series 1996 IV, AMT,
	6.750% 10/01/11	2,000,000	2,110,700

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Independent Power Producers – (continued)
NY Suffolk County Industrial Development Authority
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	550,000	554,713
PA Carbon City Industrial Development Authority
	Panther Creek Partners Project,
	Series 2000, AMT,
	6.650% 05/01/10	130,000	141,198
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Facilities Authority
	AES Project,
	Series 2000, AMT,
	6.625% 06/01/26	320,000	347,210
Independent Power Producers Total			4,202,071
Investor Owned – 7.4%
AZ Pima County Industrial Development Authority
	Tucson Electric Power Co.,
	Series 1997 A, AMT,
	6.100% 09/01/25	750,000	752,107
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric,
	Series 1996, AMT,
	5.500% 12/01/21	475,000	515,104
FL Polk County Industrial Development Authority
	Tampa Electric Co. Project,
	Series 1996, AMT,
	5.850% 12/01/30	800,000	826,680
IL Bryant
	Central Illinois Light Co.,
	Series 1993,
	5.900% 08/01/23	1,000,000	1,019,900
IN Petersburg
	Indianapolis Power & Light Co.,
	Series 1995,
	6.625% 12/01/24	750,000	766,785
LA Calcasieu Parish Industrial Development Board
	Entergy Gulf States, Inc.,
	Series 1999,
	5.450% 07/01/10	500,000	501,145
LA West Feliciana Parish
	Entergy Gulf States, Inc.,
	Series 1999 B,
	6.600% 09/01/28	500,000	507,865

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
MS Business Finance Corp.
	Systems Energy Resources Project,
	Series 1998,
	5.875% 04/01/22	1,500,000	1,541,985
MT Forsyth
	Portland General,
	Series 1998 A,
	5.200% 05/01/33	225,000	235,080
NV Clark County Industrial Development Authority
	Nevada Power Co.,
	Series 1997 A, AMT,
	5.900% 11/01/32	1,500,000	1,500,510
OH Air Quality Development Authority
	Cleveland Electric Illuminating Company,
	Series 2002 A,
	6.000% 12/01/13	650,000	687,603
PA Economic Development Financing Authority
	Reliant Energy, Inc.,
	Series 2001 A, AMT,
	6.750% 12/01/36	400,000	432,712
TX Brazos River Authority
	TXU Energy Co. LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36	220,000	235,017
	Series 2003 C, AMT,
	6.750% 10/01/38	555,000	620,862
VA Pittsylvania County Industrial Development Authority
	Multitrade of Pittsylvania,
	Series 1994 A, AMT,
	7.450% 01/01/09	900,000	935,793
WY Campbell County
	Black Hills Power, Inc.,
	Series 2004,
	5.350% 10/01/24	1,000,000	1,039,910
Investor Owned Total			12,119,058
Joint Power Authority – 0.3%
NC Eastern Municipal Power Agency
	Series 2003 F,
	5.500% 01/01/16	430,000	464,379
Joint Power Authority Total			464,379
Municipal Electric – 7.2%
CA State Department of Water Resources
	Series 2002 A,
	Insured: AMBAC
	5.500% 05/01/14	2,000,000	2,262,360

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
TX Austin Utilities System
	Series 1994:
	Insured: FGIC
	(a) 05/15/17	6,600,000	4,048,044
	(a) 05/15/18	5,000,000	2,915,750
WA Seattle Light & Power
	Series 2001,
	Insured: FSA
	5.500% 03/01/17	2,250,000	2,473,357
Municipal Electric Total			11,699,511
Water & Sewer – 3.0%
MA Water Resources Authority
	Series 1997 D,
	Insured: MBIA
	5.000% 08/01/24	2,000,000	2,100,520
MS V Lakes Utility District
	Series 1994,
	8.250% 07/15/24	485,000	450,604
TX Houston Water & Sewer System
	Series 1991 C,
	Insured: AMBAC
	(a) 12/01/12	3,000,000	2,291,130
Water & Sewer Total			4,842,254
UTILITIES TOTAL			33,327,273
	Total Municipal Bonds (cost of $243,696,585)		249,426,815
Municipal Preferred Stocks – 2.0%
HOUSING – 2.0%
Multi - Family – 2.0%
Charter Mac Equity Issuer Trust
	Series A-4, AMT,
	6.000% 04/30/19	1,000,000	1,105,920
	AMT,
	7.600% 11/30/10(f)	500,000	570,585
GMAC Municipal Mortgage Trust
	AMT,
	5.600% 10/31/39(f)	500,000	520,465
Munimae Trust
	AMT,
	5.800% 06/30/49(f)	1,000,000	1,028,260
Multi - Family Total			3,225,230
HOUSING TOTAL			3,225,230
	Total Municipal Preferred Stocks (cost of $3,000,000)		3,225,230

		Shares	Value ($)
Investment Company – 0.0%
	Dreyfus Tax-Exempt Cash Management Fund	793	793

	Total Investment Company (cost of $793)		793

	Total Investments – 155.0% (cost of $246,697,378)(k)(l)		252,652,838

	Auction Preferred Shares plus cumulative unpaid distribution – (55.2)%		(90,029,970)

	Other Assets & Liabilities, Net – 0.2%		355,505

	Net Assets – 100.0%		162,978,373

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

	Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

	Investments in other investment companies are valued at net asset value.

	Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.
(b)

Denotes a restricted security, which is subject to registrations with the SEC or is required to be exempt from such registration prior to resale.  At August 31, 2005, the value of these securities amounted to $1,984,014, which represents 1.2% of net assets.

Additional information on these securities is as follows:

		Acquisition	Acquisition
	Security	Date	Cost
	CA Statewide Community Development Authority:
	Crossroads School for Art & Sciences, Series 1998:
	6.000% 08/01/28	08/21/98	$399,211
	6.000% 08/01/28	08/31/98	700,000
	Eskaton Village – Grass Valley, Series 2000,
	8.250% 11/15/31	09/08/00	750,000
	TX Affordable Housing Corp.
	NHT/GTEX Project,
	Series 2001C,
	10.000% 10/01/31	09/05/02	685,000
			$2,534,211

(c)	Security purchased on a delayed delivery basis.
(d)	The issuer is in default of certain debt covenants. Income is not being accrued. At August 31, 2005, the value of these securities amounted to $843,327, which represents 0.5% of net assets.
(e)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At August 31, 2005, the value of these securities amounted to $589,807, which represents 0.4% of net assets.

(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, these securities amounted to $5,615,076, which represents 3.4% of net assets.

(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(h)	The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(i)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At August 31, 2005, the value of these securities represents 0.3% of net assets.

(j)	A portion of this security with a market value of $1,072,410 is pledged as collateral for open futures contracts.
(k)	Cost for federal income tax purposes is $246,564,649.
(l)	Unrealized appreciation and depreciation at August 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$18,351,436	$(12,263,247)	$6,088,189

At August 31, 2005, the Trust held the following open short futures contract:

	Number of		Aggregate	Settlement	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
U.S. Treasury Bond	168	$19,829,250	$19,645,299	Dec-2005	$(183,951)
U.S. Treasury Note	247	27,683,297	27,678,348	Dec-2005	(4,949)
					$(188,900)

Acronym	Name

AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guaranteed

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Municipal Income Trust

By (Signature and Title)	/s/ Christopher L. Wilson, President
Christopher L. Wilson, President

Date	October 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson, President
Christopher L. Wilson, President

Date	October 27, 2005

By (Signature and Title)	/s/ J. Kevin Connaughton, Treasurer
J. Kevin Connaughton, Treasurer

Date	October 27, 2005